Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured at Fair Value

Financial liabilities measured at fair value on a recurring basis are as follows:

		Successor
		December 31, 2021
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$19,098	$19,098
Contingent consideration	Notes payable to sellers	—	—	1,000	1,000
Total		$—	$—	$20,098	$20,098

		Successor
		December 31, 2020
	Balance Sheet
	Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	Warrant liabilities	$—	$—	$—	$—
Contingent consideration	Notes payable to sellers	—	—	1,257	1,257
Total		$—	$—	$1,257	$1,257

Changes in the Fair Value of Contingent Consideration

The changes in the Level 3 fair values of private warrants and contingent consideration are as follows:

	Private Warrants	Contingent Consideration	Total Level 3
Predecessor
January 1, 2020	$—	$—	$—
Additions	—	—	—
Changes in fair value	—	—	—
Settlements	—	—	—
June 21, 2020	$—	$—	$—
Successor
February 10, 2020	$—	$—	$—
Additions	—	1,257	1,257
Changes in fair value	—	—	—
Settlements	—	—	—
December 31, 2020	—	1,257	1,257
Additions	21,727	450	22,177
Changes in fair value	(2,629)	10,891	8,262
Settlements	—	(11,598)	(11,598)
December 31, 2021	$19,098	$1,000	$20,098